Organization and Recent Events (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Summary of Liabilities Subject to Compromise

The following table summarizes the components of our pre-bankruptcy debt, all of which was reflected as Liabilities Subject to Compromise (“LSTC”) in our consolidated balance sheet as of December 31, 2015 (in thousands):

2017 Term Loan and accrued interest	$326,420
2019 Term Loan and accrued interest	344,738
7.5% Senior Notes and accrued interest	1,136,748
7.125% Senior Notes and accrued interest	736,550
Pre-petition Credit Agreement	150,000

Liabilities Subject to Compromise	$2,694,456

Schedule of Reorganization Items

Reorganization items represent amounts incurred subsequent to the Petition Date as a direct result of the filing of the Reorganization Plan and are comprised of the following:

	Successor		Predecessor
	Three Months Ended June 30, 2016	Period from February 10, 2016 to June 30, 2016	Period from January 1, 2016 to February 10, 2016
(in thousands)
Professional fees	$487	$641	$22,716
Net gain on settlement of LSTC	—	—	(1,630,025)
Fresh-start adjustments	—	—	2,060,232

	$487	$641	$452,923

Predecessor
Summary of Liabilities Subject to Compromise

The following table summarizes the components of Liabilities Subject to Compromise included on our Consolidated Balance Sheet as of December 31, 2015 (in thousands):

December 31, 2015
2017 Term Loan and accrued interest	$326,420
2019 Term Loan and accrued interest	344,738
7.5% Senior Notes and accrued interest	1,136,748
7.125% Senior Notes and accrued interest	736,550
Old Credit Agreement	150,000

Liabilities Subject to Compromise	$2,694,456

Schedule of Reorganization Items

The following table summarizes the components included in Reorganization items in our Consolidated Statements of Operations for the year ended December 31, 2015 (in thousands):

December 31, 2015
Professional fees incurred (a)	$2,225
Write-off of debt discount and debt issuance costs on Term Loans (b)	14,498
Write-off of debt issuance costs on 7.5% Senior Notes and 7.125% Senior Notes (b)	21,517
Write-off of debt issuance costs on Old Credit Agreement (b)	1,114

Reorganization Items	$39,354

(a)	For the year ended December 31, 2015, cash payments for reorganization items totaled $0.0 million.
(b)	The carrying value of debt that is subject to compromise was adjusted to include the related unamortized debt discount and debt issuance costs; the debt is adjusted to the expected amount of allowed claims.

Debtors Condensed Combined Balance Sheet

Debtors’ Condensed Combined Balance Sheet (in thousands)

	As of December 31,
	2015	2014
Cash and cash equivalents	$198,594	$62,902
Other current assets	150,440	235,248

Total current assets	349,034	298,150
Property and equipment, net	2,888,463	2,993,225
Other assets	15,249	67,408

Total assets	$3,252,746	$3,358,783

Accounts payable and accrued liabilities	$59,986	$264,837
Intercompany payable to non-filing entities	3,331	13,027
Current maturities of long-term debt	—	53,500
Note payable to VDC	61,477	—

Total current liabilities	124,794	331,364
Long-term debt	—	2,497,103
Other long term liabilities	24,143	76,720
Liabilities subject to compromise	2,694,456	—
VDI shareholder’s equity	394,116	442,886
Noncontrolling interests	15,237	10,710

Total equity	409,353	453,596

Total liabilities and shareholder’s equity	$3,252,746	$3,358,783

Debtors Condensed Combined Statements of Operations

Debtors’ Condensed Combined Statements of Operations (in thousands)

	Year Ended December 31,
	2015	2014	2013
Revenues	$755,568	$852,872	$696,669
Operating costs and expenses	502,963	543,249	431,669

Income from operations	252,605	309,623	265,000
Interest expense	(173,634)	(196,160)	(198,544)
Other, net	14,531	3,962	(100,146)
Reorganization items	(39,354)	—	—

Income (loss) before income taxes	54,148	117,425	(33,690)
Income tax provision	36,356	38,336	25,354

Net income (loss)	17,792	79,089	(59,044)
Net income (loss) attributable to noncontrolling interests	5,085	304	(423)

Net income (loss) attributable to VDI	$12,707	$78,785	$(58,621)

Debtors Condensed Combined Statement of Cash Flows

Debtors’ Condensed Combined Statement of Cash Flows (in thousands)

	Year Ended December 31,
	2015	2014	2013
Cash flows from operating activities
Net cash provided by (used in) operating activities	$65,495	$217,023	$(333)

Cash flows from investing activities
Additions to property and equipment	(11,325)	(18,521)	(504,958)

Net cash used in investing activities	(11,325)	(18,521)	(504,958)

Cash flows from financing activities
Proceeds from issuance of debt, net	—	—	1,092,071
Repayment of debt	(67,980)	(167,562)	(1,033,874)
Distributions to VDC	(498)	(995)	(360)
Proceeds from (repayment of) revolving credit facility	150,000	(10,000)	10,000

Net cash provided by (used in) financing activities	81,522	(178,557)	67,837

Net increase (decrease) in cash and cash equivalents	135,692	19,945	(437,454)
Cash and cash equivalents—beginning of period	62,902	42,957	480,411

Cash and cash equivalents—end of period	$198,594	$62,902	$42,957